Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 4,693	€ 5,309
Short-term bank deposits	24,125	44,427
Net Cash and cash equivalents	€ 28,818	€ 49,737	€ 66,335	€ 75,283